Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Tax Rate [Line Items]
Income (loss) before income taxes	$ 566,998,000	$ 528,553,000	$ 817,729,000
Income tax rate	0.09%	0.10%	0.16%
Change in enacted tax act	(0.52%)	0.86%	0.66%
Effect of uncertain tax positions	0.00%	0.00%	(0.06%)
Effect of permanent differences	1.01%	0.75%	0.10%
Effect of investment tax credit purchase	(0.41%)	0.00%	0.00%
Other discrete items	(0.74%)	0.05%	0.22%
Effective income tax rate	8.61%	10.30%	8.66%
Bermuda
Effective Tax Rate [Line Items]
Income (loss) before income taxes	$ 308,711,000	$ 325,453,000	$ 532,391,000
Income tax rate	0.00%	0.00%	0.00%
U.S.
Effective Tax Rate [Line Items]
Income (loss) before income taxes	$ 256,967,000	$ 201,960,000	$ 284,468,000
Effective income tax rate	9.18%	8.54%	7.58%
Foreign
Effective Tax Rate [Line Items]
Income (loss) before income taxes	$ 1,320,000	$ 1,140,000	$ 870,000